Schedule of Staff Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Direct cost	$ 12,735,084	$ 11,663,717
Administrative expenses	381,511	298,473
Staff costs	13,116,595	11,962,190
Defined Contribution Plans [Member]
IfrsStatementLineItems [Line Items]
Direct cost	1,219,580	1,111,601
Administrative expenses	46,848	38,189
Short Term Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Direct cost	11,515,504	10,552,116
Administrative expenses	$ 334,663	$ 260,284